Exchange of Convertible Note and Promissory Notes (Details Narrative) - USD ($)	Jul. 03, 2020	Jun. 30, 2020
Debt principal amount		$ 2,300,000
Exchange Agreement [Member] | 2017 Notes [Member]
Convertible debenture	$ 1,000,000
Exchange Agreement [Member] | 1% Debenture [Member]
Conversation price	$ 1.75
Debt principal amount	$ 2,265,342